Tax assets and liabilities (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Tax assets:		R$ 24,778,078	R$ 24,437,112	R$ 30,575,504
Of which:
Temporary differences	[1]	23,375,600	23,398,886	29,538,257
Tax loss carry forwards		866,579	382,867	381,888
Social contribution taxes 18%		535,899	655,359	655,359
Total deferred tax assets		24,778,078	24,437,112	30,575,504
Tax liabilities:		2,496,531	1,268,037	817,125
Of which:
Excess depreciation of leased assets		124,909	144,623	185,531
Adjustment to fair value of trading securities and derivatives		2,371,622	1,123,414	631,594
Total deferred tax liabilities		R$ 2,496,531	R$ 1,268,037	R$ 817,125

[1]	Temporary differences relate mainly to impairment losses on loans and receivables and provisions for lawsuits and administrative proceedings, and the effect of the fair value of financial instruments.